Stockholders' Equity (Stock Option Activity) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Options Outstanding - Number of Shares
Balance at December 31 (in shares) | shares	7,240,419
Granted (in shares) | shares	0
Exercised (in shares) | shares	(2,072,550)
Forfeited/canceled (in shares) | shares	(268,886)
Balance at December 31 (in shares) | shares	4,898,983
Exercisable as of December 31 (in shares) | shares	4,462,847
Exercisable as of December 31 and expected to vest thereafter in (in shares) | shares	4,846,996
Options Outstanding - Weighted-Average Exercise Price
Balance at December 31 (in dollars per share)	$ 215.56
Exercised (in dollars per share)	189.64
Forfeited/canceled (in dollars per share)	310.47
Balance at December 31 (in dollars per share)	221.31
Exercisable as of December 31 (in dollars per share)	212.02
Exercisable as of December 31 and expected to vest thereafter (in dollars per share)	$ 220.29
Options Outstanding - Weighted-Average Remaining Contractual Term
Balance as of December 31	3 years 8 months
Exercisable as of December 31	3 years 5 months
Exercisable as of December 31 and expected to vest thereafter	3 years 7 months
Options Outstanding - Average Intrinsic Value
Balance as of December 31 | $	$ 2,682
Exercisable as of December 31 | $	2,484
Exercisable as of December 31 and expected to vest thereafter | $	$ 2,658
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in USD per share)	$ 778.01
Class C Capital Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in USD per share)	$ 758.88